RELATED-PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Assets	R$ 134,354	R$ 95,445
Liabilities	(22,855)	0
Net financial income	8,277	4,767	R$ 545
Fundacao Gerdau
RELATED PARTY TRANSACTIONS
Assets	17,262	21,838
Gerdau Corsa S.A.P.I de C.V.
RELATED PARTY TRANSACTIONS
Assets	117,092	R$ 73,607
Bradley Steel Processors
RELATED PARTY TRANSACTIONS
Liabilities	R$ (22,855)